Related party disclosures - Superannuation plans (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Related party disclosures
Group contributions to defined contribution plans	$ 347	$ 348
Group contributions to defined benefit plans	$ 28	$ 30